UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Fidelity®

New Jersey
Municipal Income Fund

and

Fidelity
New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2014

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® New Jersey Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity New Jersey Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,058.30	$ 2.46
HypotheticalA		$ 1,000.00	$ 1,022.54	$ 2.42
Fidelity New Jersey Municipal Money Market Fund	.10%
Actual		$ 1,000.00	$ 1,000.05	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.0	39.0
Escrowed/Pre-Refunded	14.7	13.0
Transportation	13.4	11.9
Health Care	12.2	12.7
Education	10.0	9.8
Weighted Average Maturity as of May 31, 2014
		6 months ago
Years	6.2	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2014
6 months ago
Years	7.0	7.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of May 31, 2014	As of November 30, 2013
AAA 3.0%	AAA 2.8%
AA,A 86.1%	AA,A 81.8%
BBB 5.7%	BBB 11.7%
BB and Below 2.0%	BB and Below 1.8%
Not Rated 1.1%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
3% 10/1/14 (a)	$ 1,000,000	$ 1,004,470
6.375% 10/1/43 (a)	1,000,000	1,108,480
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,769,100
		3,882,050
New Jersey - 89.3%
Atlantic City Gen. Oblig. Series 2012, 5% 11/1/19	6,425,000	7,333,945
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	1,985,000	2,070,831
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,549,450
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	3,290,000	3,378,600
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	20,070
5.25% 8/15/17	20,000	20,069
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,649,862
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,649,920
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,185,170
5% 11/1/23	1,000,000	1,173,600
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,197,727
5% 3/1/21	1,000,000	1,158,890
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,143,740
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	8,310,000	6,953,559
Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,000,000	5,389,850
Series 2012 A, 5% 11/1/22	6,600,000	7,994,514
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,210,000
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,420,000	$ 2,519,752
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,619,077
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,727,884
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,294,650
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,696,945
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	839,963
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,692,889
5% 8/1/28	4,000,000	4,547,080
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	24,357
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,662,585
5% 9/1/26	600,000	674,892
5% 9/1/27	440,000	493,909
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,602,315
5.375% 1/1/43 (a)	2,000,000	2,134,840
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,513,300
Series 2005 K, 5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	3,000,000	3,228,510
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	6,119,700
Series 2005 O:
5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	2,700,000	2,796,417
5.125% 3/1/30 (Pre-Refunded to 3/1/15 @ 100)	2,175,000	2,254,670
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	2,800,000	2,905,168
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	9,000,000	9,338,040
Series 2005 P:
5.125% 9/1/28 (Pre-Refunded to 9/1/15 @ 100)	6,800,000	7,215,072
5.25% 9/1/26 (Pre-Refunded to 9/1/15 @ 100)	8,000,000	8,500,720
Series 2012 II, 5% 3/1/26	5,000,000	5,641,850
Series 2012, 5% 6/15/20	5,000,000	5,765,250
Series 2013 NN, 5% 3/1/27	20,000,000	22,578,798
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2013:
5% 3/1/23	$ 4,800,000	$ 5,609,568
5% 3/1/25	700,000	804,020
5% 9/1/36	1,625,000	1,678,089
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	7,375,000	8,134,773
5% 9/1/37	700,000	730,345
5% 9/1/37 (Pre-Refunded to 9/1/17 @ 100)	1,300,000	1,482,000
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	1,905,000	2,322,081
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	40,000	45,228
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,453,800
New Jersey Edl. Facilities Auth. Rev.:
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,051,520
Series 2003 L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100)	170,000	170,634
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100)	1,975,000	1,982,367
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,200,760
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,101,640
5% 7/1/14	235,000	235,921
5% 7/1/15	235,000	247,185
5% 7/1/17	490,000	552,068
5% 7/1/18	250,000	288,100
5% 7/1/19	200,000	234,188
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,751,125
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	5,115,623
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,416,120
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,961,668
Series 2012 A:
5% 7/1/18	1,000,000	1,152,400
5% 7/1/19	1,040,000	1,213,898
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
Series 2012 B:
5% 7/1/37	$ 750,000	$ 814,230
5% 7/1/42	1,100,000	1,183,886
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,452,000
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	110,302
5% 9/1/17	4,750,000	5,230,368
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	33,091
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	20,000	22,060
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,784,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,115,660
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,593,488
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	9,099,760
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,938,538
Series 2010, 5% 1/1/34	2,000,000	2,114,360
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,306,500
(Saint Mary's Hosp. - Passaic Proj.) Series 2007-1:
5% 3/1/20	2,030,000	2,193,882
5% 3/1/21	2,680,000	2,888,906
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,625,054
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,789,780
Series 2008 A, 5.25% 10/1/38	5,965,000	6,390,185
Series 2008, 6.625% 7/1/38	10,745,000	11,619,213
Series 2009 A, 5.75% 10/1/31	4,000,000	4,605,440
Series 2011:
5% 7/1/19	1,500,000	1,731,000
5% 7/1/23	2,500,000	2,863,875
5% 7/1/24	2,000,000	2,258,900
5% 7/1/25	2,265,000	2,535,939
Series 2012 A:
5% 7/1/18	795,000	903,605
5% 7/1/22	1,400,000	1,620,094
5% 7/1/23	1,000,000	1,147,870
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2012 A:
5% 7/1/24	$ 2,000,000	$ 2,277,240
5% 7/1/25	1,000,000	1,121,880
Series 2012 II, 5% 7/1/42	1,000,000	1,045,210
Series 2012, 5% 7/1/21	2,325,000	2,641,595
Series 2013 A:
5% 7/1/28	1,080,000	1,191,748
5% 7/1/32	1,600,000	1,739,760
5.25% 7/1/28	3,250,000	3,664,603
Series 2013:
5% 7/1/24	1,250,000	1,469,213
5% 7/1/26	1,335,000	1,491,716
5.25% 7/1/31	4,000,000	4,242,760
5.5% 7/1/43	3,000,000	3,146,160
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,815,675
Series 2013:
4% 12/1/20 (a)	2,500,000	2,703,175
5% 12/1/21 (a)	2,100,000	2,393,517
5% 12/1/22 (a)	2,250,000	2,559,825
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,396,713
5% 7/1/42	5,000,000	5,450,000
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 5% 6/1/15	1,000,000	1,041,400
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	1,090,000	1,134,843
6.5% 1/1/16 (Escrowed to Maturity)	2,715,000	2,884,823
Series 2005 C:
6.5% 1/1/16	385,000	422,156
6.5% 1/1/16 (Escrowed to Maturity)	190,000	208,749
Series 2009 E, 5.25% 1/1/40	10,600,000	11,498,880
Series 2009 G, 5% 1/1/17	3,745,000	4,154,216
Series 2009 I, 5% 1/1/35	5,000,000	5,384,600
Series 2012 B, 5% 1/1/24	2,650,000	3,131,505
6.5% 1/1/16 (Escrowed to Maturity)	210,000	230,372
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,348,464
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2004 B, 5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,000,000	$ 11,863,940
Series 2005 B:
5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	9,830,000	10,578,751
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,434,780
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	18,329,076
Series 2005 D, 5% 6/15/20 (Pre-Refunded to 6/15/15 @ 100)	4,000,000	4,197,560
Series 2006 A, 5.5% 12/15/22	8,875,000	10,779,664
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	5,998,900
0% 12/15/34	4,000,000	1,513,560
Series 2008 A:
0% 12/15/35	12,055,000	4,305,082
0% 12/15/36	25,000,000	8,418,000
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,955,231
Series 2009 A:
0% 12/15/36	1,915,000	644,819
0% 12/15/38	13,900,000	4,178,757
0% 12/15/39	18,895,000	5,368,447
Series 2010 A, 0% 12/15/30	14,750,000	7,034,128
Series 2010 A3, 0% 12/15/34	10,775,000	4,077,152
Series 2011 A, 5.25% 6/15/25	6,000,000	6,899,160
Series 2011 B:
5.25% 6/15/25	3,185,000	3,662,304
5.25% 6/15/26	2,000,000	2,283,320
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,510,375
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,183,010
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,233,540
5% 7/15/18	3,130,000	3,552,018
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,502,604
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,555,460
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Rutgers State Univ. Rev.:
Series 2009 F:
5% 5/1/30	$ 1,500,000	$ 1,651,770
5% 5/1/39	9,500,000	10,333,815
Series 2010 I, 5% 5/1/29	1,110,000	1,241,457
Series 2013 L, 5% 5/1/43	5,000,000	5,549,400
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,088,920
		534,091,335
New York And New Jersey - 4.0%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (a)	2,800,000	2,837,464
141st Series:
5% 9/1/18 (a)	6,000,000	6,330,660
5% 9/1/21 (CIFG North America Insured) (a)	2,400,000	2,528,880
163rd Series, 5% 7/15/35	3,255,000	3,691,886
166th Series, 5% 1/15/41	5,000,000	5,454,650
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,000,000	3,220,050
		24,063,590
Pennsylvania, New Jersey - 3.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	3,102,043
Series 2012 A:
5% 7/1/21	600,000	698,820
5% 7/1/24	1,200,000	1,376,508
5% 7/1/25	1,100,000	1,252,482
5% 7/1/26	500,000	564,345
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,319,080
Series 2010 D, 5% 1/1/40	4,000,000	4,265,920
Series 2013, 5% 1/1/31	5,000,000	5,622,900
		20,202,098
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	$ 1,000,000	$ 1,109,900
Series 2009 A1, 5% 10/1/24	500,000	551,445
Series 2009 B, 5% 10/1/25	1,200,000	1,313,544
		2,974,889
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $551,352,825)	585,213,962
NET OTHER ASSETS (LIABILITIES) - 2.1%	12,658,652
NET ASSETS - 100%	$ 597,872,614
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.0%
Escrowed/Pre-Refunded	14.7%
Transportation	13.4%
Health Care	12.2%
Education	10.0%
Others* (Individually Less Than 5%)	11.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $551,352,825)		$ 585,213,962
Cash		4,946,621
Receivable for fund shares sold		666,135
Interest receivable		8,610,978
Prepaid expenses		144
Other receivables		590
Total assets		599,438,430

Liabilities
Payable for fund shares redeemed	$ 656,534
Distributions payable	561,446
Accrued management fee	179,020
Transfer agent fee payable	107,915
Other affiliated payables	36,376
Other payables and accrued expenses	24,525
Total liabilities		1,565,816

Net Assets		$ 597,872,614
Net Assets consist of:
Paid in capital		$ 564,981,330
Distributions in excess of net investment income		(46,891)
Accumulated undistributed net realized gain (loss) on investments		(922,962)
Net unrealized appreciation (depreciation) on investments		33,861,137
Net Assets, for 49,898,962 shares outstanding		$ 597,872,614
Net Asset Value, offering price and redemption price per share ($597,872,614 ÷ 49,898,962 shares)		$ 11.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Interest		$ 11,224,638

Expenses
Management fee	$ 1,064,464
Transfer agent fees	216,338
Accounting fees and expenses	71,692
Custodian fees and expenses	6,189
Independent trustees' compensation	1,179
Registration fees	19,106
Audit	26,508
Legal	1,581
Miscellaneous	2,301
Total expenses before reductions	1,409,358
Expense reductions	(837)	1,408,521
Net investment income (loss)		9,816,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(844,183)
Change in net unrealized appreciation (depreciation) on investment securities		24,517,355
Net gain (loss)		23,673,172
Net increase (decrease) in net assets resulting from operations		$ 33,489,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,816,117	$ 21,618,459
Net realized gain (loss)	(844,183)	4,550,251
Change in net unrealized appreciation (depreciation)	24,517,355	(53,817,312)
Net increase (decrease) in net assets resulting from operations	33,489,289	(27,648,602)
Distributions to shareholders from net investment income	(9,813,184)	(21,622,264)
Distributions to shareholders from net realized gain	(3,557,184)	(1,451,891)
Total distributions	(13,370,368)	(23,074,155)
Share transactions Proceeds from sales of shares	32,445,572	116,929,954
Reinvestment of distributions	8,911,723	15,605,957
Cost of shares redeemed	(63,509,753)	(184,843,521)
Net increase (decrease) in net assets resulting from share transactions	(22,152,458)	(52,307,610)
Redemption fees	483	3,966
Total increase (decrease) in net assets	(2,033,054)	(103,026,401)

Net Assets
Beginning of period	599,905,668	702,932,069
End of period (including distributions in excess of net investment income of $46,891 and distributions in excess of net investment income of $49,824, respectively)	$ 597,872,614	$ 599,905,668
Other Information Shares
Sold	2,774,944	9,850,228
Issued in reinvestment of distributions	765,357	1,306,557
Redeemed	(5,457,724)	(15,616,432)
Net increase (decrease)	(1,917,423)	(4,459,647)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 12.49	$ 11.72	$ 11.54	$ 11.48	$ 10.71
Income from Investment Operations
Net investment income (loss) D	.195	.397	.412	.445	.435	.431
Net realized and unrealized gain (loss)	.470	(.884)	.769	.179	.060	.795
Total from investment operations	.665	(.487)	1.181	.624	.495	1.226
Distributions from net investment income	(.195)	(.397)	(.411)	(.444)	(.435)	(.431)
Distributions from net realized gain	(.070)	(.026)	-	-	-	(.025)
Total distributions	(.265)	(.423)	(.411)	(.444)	(.435)	(.456)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.98	$ 11.58	$ 12.49	$ 11.72	$ 11.54	$ 11.48
Total Return B, C	5.83%	(3.94)%	10.21%	5.57%	4.34%	11.64%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.47%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48% A	.47%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.48% A	.47%	.47%	.48%	.47%	.47%
Net investment income (loss)	3.34% A	3.32%	3.38%	3.88%	3.74%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 597,873	$ 599,906	$ 702,932	$ 608,376	$ 666,689	$ 651,501
Portfolio turnover rate	4% A	18%	11%	7%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/14	% of fund's investments 11/30/13	% of fund's investments 5/31/13
1 - 7	73.2	72.8	66.7
8 - 30	4.6	6.4	5.0
31 - 60	4.2	1.3	5.6
61 - 90	4.6	2.8	5.0
91 - 180	6.1	5.0	6.5
> 180	7.3	11.7	11.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/14	11/30/13	5/31/13
Fidelity New Jersey Municipal Money Market Fund	37 Days	47 Days	49 Days
New Jersey Tax-Free Money Market Funds Average*	42 Days	49 Days	41 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/14	11/30/13	5/31/13
Fidelity New Jersey Municipal Money Market Fund	37 Days	47 Days	49 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of May 31, 2014	As of November 30, 2013
Variable Rate Demand Notes (VRDNs) 65.2%	Variable Rate Demand Notes (VRDNs) 60.4%
Other Municipal Debt 26.8%	Other Municipal Debt 27.8%
Investment Companies 7.9%	Investment Companies 11.2%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities) 0.6%

Current and Historical Seven-Day Yields

	5/31/14	2/28/14	11/30/13	8/31/13	5/31/13
Fidelity New Jersey Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2014, the most recent period shown in the table, would have been -0.39%.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.2%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.33% 6/6/14, VRDN (b)(e)	$ 1,400,000	$ 1,400,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.1% 6/6/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	2,500,000	2,500,000
		3,900,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.15% 6/2/14, VRDN (b)(e)	2,550,000	2,550,000
Series 1994, 0.15% 6/2/14, VRDN (b)(e)	1,200,000	1,200,000
		3,750,000
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev. Series 2008, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (b)	18,800,000	18,800,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.12% 6/6/14, LOC Bank of America NA, VRDN (b)(e)	3,200,000	3,200,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.11% 6/6/14, VRDN (b)(e)	8,000,000	8,000,000
Kentucky - 0.2%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	5,000,000	5,000,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.08% 6/6/14, VRDN (b)(e)	2,100,000	2,100,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.27% 6/6/14, VRDN (b)	600,000	600,000
Series 2010 B1, 0.3% 6/6/14, VRDN (b)	400,000	400,000
		3,100,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.33% 6/6/14, VRDN (b)(e)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.08% 6/6/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	$ 1,700,000	$ 1,700,000
Series 2008 C3, 0.1% 6/6/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	1,000,000	1,000,000
		2,700,000
New Jersey - 42.7%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.06% 6/6/14, LOC Fannie Mae, VRDN (b)(e)	21,000,000	21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.06% 6/6/14, LOC Fannie Mae, VRDN (b)(e)	900,000	900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.06% 6/6/14, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,945,000	14,945,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.06% 6/6/14, LOC Bank of New York, New York, VRDN (b)	43,995,000	43,995,000
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.08% 6/2/14, LOC Bank of America NA, VRDN (b)	3,040,000	3,040,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.07% 6/6/14, LOC Citibank NA, VRDN (b)	19,600,000	19,600,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
(Natural Gas Co. Proj.):
Series 2011 B, 0.05% 6/2/14, VRDN (b)(e)	10,900,000	10,900,000
Series 2011 C, 0.05% 6/2/14, VRDN (b)(e)	35,300,000	35,300,000
(South Jersey Gas Co. Proj.) Series 2006-1, 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000,000	25,000,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (b)	10,290,000	10,290,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (b)	11,010,000	11,010,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (b)	18,800,000	18,800,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.09% 6/6/14, LOC Royal Bank of Canada, VRDN (b)(e)	62,500,000	62,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.09% 6/6/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 10,000,000	$ 10,000,000
Series 2006 A, 0.09% 6/6/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (b)	28,765,000	28,765,000
Participating VRDN:
Series BA D7, 0.06% 6/6/14 (Liquidity Facility Bank of America NA) (b)(f)	2,670,000	2,670,000
Series Putters 3922, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,335,000	4,335,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 4729, 0.06% 6/6/14 (Liquidity Facility Bank of America NA) (b)(f)	2,015,000	2,015,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.05% 6/6/14, LOC Bank of America NA, VRDN (b)	48,130,000	48,130,000
Series 2008 C, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (b)	25,675,000	25,675,000
(Barnabas Health Proj.) Series 2011 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (b)	35,610,000	35,610,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.05% 6/6/14, LOC PNC Bank NA, VRDN (b)	6,620,000	6,620,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (b)	13,050,000	13,050,000
Series 2006 A4, 0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (b)	7,200,000	7,200,000
Series 2006 A5, 0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (b)	6,915,000	6,915,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (b)	9,800,000	9,800,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (b)	7,900,000	7,900,000
Series 2004, 0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (b)	6,155,000	6,155,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (b)	1,100,000	1,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Southern Ocean County Hosp. Proj.) Series 2006, 0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (b)	$ 9,525,000	$ 9,525,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.06% 6/6/14, LOC TD Banknorth, NA, VRDN (b)	30,755,000	30,755,000
(Virtua Health Proj.):
Series 2004, 0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (b)	13,495,000	13,495,000
Series 2009 B, 0.04% 6/2/14, LOC JPMorgan Chase Bank, VRDN (b)	25,350,000	25,350,000
Series 2009 C, 0.06% 6/2/14, LOC JPMorgan Chase Bank, VRDN (b)	22,835,000	22,835,000
Series 2009 D, 0.04% 6/6/14, LOC TD Banknorth, NA, VRDN (b)	37,300,000	37,300,000
Series 2009 E, 0.04% 6/6/14, LOC TD Banknorth, NA, VRDN (b)	4,000,000	4,000,000
(Virtua Health, Inc. Proj.) Series 2003 A7, 0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (b)	1,100,000	1,100,000
Series 2006 A6, 0.06% 6/6/14, LOC TD Banknorth, NA, VRDN (b)	3,050,000	3,050,000
Series 2013 B, 0.03% 6/6/14, LOC Wells Fargo Bank NA, VRDN (b)	19,160,000	19,160,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.05% 6/6/14, LOC Bank of America NA, VRDN (b)	37,005,000	37,005,000
Series 2008 F, 0.07% 6/6/14, LOC Bank of America NA, VRDN (b)(e)	88,425,000	88,425,000
Series 2013 5, 0.09% 6/6/14, LOC Citibank NA, VRDN (b)(e)	18,645,000	18,645,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (b)	41,475,000	41,475,000
Series 2009 B, 0.05% 6/6/14, LOC PNC Bank NA, VRDN (b)	4,000,000	4,000,000
New Jersey Trans. Trust Fund Auth. Series 2009 D, 0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (b)	102,900,000	102,900,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.21% 6/6/14, VRDN (b)	1,300,000	1,300,000
Series 2012 A, 0.23% 6/6/14, VRDN (b)(e)	10,700,000	10,700,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.02% 6/6/14, LOC Wells Fargo Bank NA, VRDN (b)	30,410,000	30,410,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.08% 6/6/14 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	$ 7,140,000	$ 7,140,000
Vineland Gen. Oblig. 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	22,540,000	22,540,000
		1,033,795,000
Pennsylvania, New Jersey - 10.6%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.04% 6/6/14, LOC Bank of America NA, VRDN (b)	52,170,000	52,170,000
Series 2008 B, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (b)	49,745,000	49,745,000
Series 2010 A, 0.04% 6/6/14, LOC Royal Bank of Canada, VRDN (b)	35,500,000	35,500,000
Series 2010 B, 0.05% 6/6/14, LOC Barclays Bank PLC, VRDN (b)	108,540,000	108,540,000
Series 2010 C, 0.05% 6/6/14, LOC Bank of New York, New York, VRDN (b)	10,650,000	10,650,000
		256,605,000
New York - 0.8%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.14% 6/6/14, LOC KeyBank NA, VRDN (b)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.23% 6/6/14, LOC RBS Citizens NA, VRDN (b)	3,600,000	3,600,000
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (b)(e)	12,200,000	12,200,000
		18,800,000
New York And New Jersey - 7.5%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.11% 6/6/14 (Liquidity Facility Bank of America NA) (b)(f)	3,725,000	3,725,000
Series BC 11 17B, 0.07% 6/6/14 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	6,460,000	6,460,000
Series EGL 06 107 Class A, 0.11% 6/6/14 (Liquidity Facility Citibank NA) (b)(e)(f)	33,200,000	33,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series MS 3321, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (b)(e)(f)	$ 4,170,000	$ 4,170,000
Series Putters 1546, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,430,000	12,430,000
Series Putters 2945, 0.11% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,670,000	1,670,000
Series Putters 3114, 0.11% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,375,000	2,375,000
Series Putters 3162, 0.11% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	22,605,000	22,605,000
Series Putters 3172, 0.11% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,505,000	13,505,000
Series Putters 4001 Z, 0.11% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,155,000	7,155,000
Series Putters 4129, 0.11% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,170,000	6,170,000
Series Putters 4436Z, 0.11% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,675,000	1,675,000
Series RBC O 19, 0.08% 6/6/14 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,470,000	3,470,000
Series ROC II R 11439, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (b)(f)	2,690,000	2,690,000
Series Solar 06 16, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	12,535,000	12,535,000
Series 1991 1, 0.14% 6/30/14, VRDN (b)(e)(g)	8,800,000	8,800,000
Series 1991 3, 0.14% 6/30/14, VRDN (b)(e)(g)	9,800,000	9,800,000
Series 1992 1, 0.11% 6/30/14, VRDN (b)(g)	6,800,000	6,800,000
Series 1995 3, 0.14% 6/30/14, VRDN (b)(e)(g)	9,400,000	9,400,000
Series 1995 4, 0.14% 6/30/14, VRDN (b)(e)(g)	10,500,000	10,500,000
Series 1997 2, 0.11% 6/30/14, VRDN (b)(g)	2,000,000	2,000,000
		181,135,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 6/6/14, LOC Cr. Industriel et Commercial, VRDN (b)	2,600,000	2,600,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.27% 6/6/14, VRDN (b)	6,900,000	6,900,000
Series B, 0.14% 6/6/14, VRDN (b)	1,800,000	1,800,000
		8,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 0.2%
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.16% 6/6/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 300,000	$ 300,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.16% 6/6/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,000,000	4,000,000
		4,300,000
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.14% 6/2/14, VRDN (b)	1,000,000	1,000,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.08% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	5,000,000	5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.09% 6/2/14, LOC Bank of America NA, VRDN (b)	1,600,000	1,600,000
		6,600,000
Texas - 0.5%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,100,000	1,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.23% 6/2/14, VRDN (b)	4,100,000	4,100,000
Series 2004, 0.25% 6/6/14, VRDN (b)(e)	800,000	800,000
Series 2009 C, 0.23% 6/2/14, VRDN (b)	1,300,000	1,300,000
Series 2010 C, 0.23% 6/2/14, VRDN (b)	6,000,000	6,000,000
		13,300,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.23% 6/6/14, VRDN (b)(e)	1,650,000	1,650,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 6/6/14, VRDN (b)	600,000	600,000
		2,250,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,578,935,000)		1,578,935,000
Other Municipal Debt - 26.8%
	Principal Amount	Value
Florida - 0.2%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	$ 3,755,000	$ 3,755,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.3% tender 7/3/14, CP mode	900,000	900,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.25% tender 7/1/14, CP mode (e)	3,500,000	3,500,000
		4,400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.27% tender 6/27/14, CP mode	3,740,000	3,740,000
Series 1993 A, 0.27% tender 6/27/14, CP mode	200,000	200,000
Series 1993 B, 0.37% tender 6/20/14, CP mode	1,650,000	1,650,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.28% tender 7/1/14, CP mode (e)	400,000	400,000
		5,990,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 A1, 0.28% tender 7/1/14, CP mode (e)	3,500,000	3,500,000
Series 1990 A2, 0.32% tender 6/27/14, CP mode (e)	2,600,000	2,600,000
		6,100,000
New Jersey - 19.2%
Bergen County Gen. Oblig. Bonds Series 2013 C, 2% 12/1/14	1,000,000	1,009,003
Chatham Township Gen. Oblig. BAN 1.25% 7/18/14	4,247,000	4,252,012
Chester Township Gen. Oblig. BAN 1% 2/20/15	3,530,200	3,549,299
Clark Township Gen. Oblig. BAN 0.75% 3/20/15	11,236,000	11,283,461
Clinton Township BAN 1.25% 1/29/15	6,144,000	6,179,389
Denville Township BAN 1.25% 10/16/14	6,000,000	6,020,877
Edgewater Gen. Oblig. BAN 1.25% 7/25/14	17,487,000	17,509,414
Englewood Gen. Oblig. BAN:
1% 5/1/15	17,440,000	17,572,182
1.25% 12/18/14	2,320,000	2,328,974
Essex County Gen. Oblig. BAN Series 2013 A, 1% 9/24/14	59,800,000	59,954,166
Essex County Impt. Auth. Rev. Bonds (Rfdg. Proj.) Series 2013, 2% 12/15/14	9,600,000	9,694,614
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Fair Lawn Gen. Oblig. BAN 1.25% 9/19/14	$ 8,100,000	$ 8,123,361
Florham Park Gen. Oblig. BAN 1.25% 10/23/14	7,600,000	7,629,294
Hoboken Gen. Oblig. BAN:
Series 2014 A, 1% 3/18/15	24,100,000	24,264,474
Series 2014 B, 1% 3/18/15	4,000,000	4,025,675
1% 7/1/14	2,580,000	2,580,679
Hopatcong Borough Gen. Oblig. BAN 1.25% 8/1/14	12,400,000	12,420,454
Hopewell Township Gen. Oblig. BAN Series 2014, 1% 4/10/15	3,765,677	3,792,695
Mahwah Township Gen. Oblig. BAN:
1.25% 8/8/14	6,750,000	6,762,789
1.25% 10/10/14	5,900,000	5,921,324
Middlesex County Gen. Oblig. BAN 1% 6/6/14	29,400,000	29,403,335
Millburn Township Gen. Oblig. BAN:
1% 6/19/14	7,295,000	7,296,896
1.25% 2/6/15	5,103,781	5,134,067
Monmouth County Impt. Auth. Rev. BAN Series 2013, 2% 12/4/14 (Monmouth County Guaranteed)	9,400,000	9,486,027
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2004:
5.375% 6/15/14 (Escrowed to Maturity)	2,935,000	2,940,947
5.75% 6/15/14 (Pre-Refunded to 6/15/14 @ 100)	6,925,000	6,939,831
Series 2011 GG, 4% 9/1/14 (Escrowed to Maturity)	2,000,000	2,019,374
4% 9/1/14 (Escrowed to Maturity)	1,050,000	1,060,145
New Jersey Edl. Facilities Auth. Rev. Bonds Series 2008 J, 5% 7/1/14	2,185,000	2,193,835
New Jersey Envir. Infrastructure Trust Bonds Series 2005 A, 5% 9/1/14	930,000	941,165
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2004 A, 5.25% 6/15/14 (Pre-Refunded to 6/15/14 @ 100)	4,000,000	4,007,765
Series 2004 B, 5.25% 12/15/14	6,405,000	6,579,402
North Brunswick Township Gen. Oblig. BAN Series 2013 A, 1.25% 8/5/14	28,378,500	28,432,470
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2013, 1.25% 10/1/14	25,400,000	25,488,889
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	24,500,000	24,638,519
Princeton Borough Gen. Oblig. BAN 1.25% 10/31/14	6,500,000	6,526,446
Randolph Township Gen. Oblig. BAN 1% 3/26/15	9,344,000	9,401,826
Robbinsville Township Gen. Oblig. BAN Series 2013 A, 1.25% 8/4/14	14,535,676	14,561,080
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Rockaway Township Gen. Oblig. BAN 1.25% 11/21/14	$ 4,400,000	$ 4,419,103
Scotch Plains Township BAN 1.25% 1/16/15	4,800,000	4,830,621
South River Borough Gen. Oblig. BAN 1.25% 12/17/14	13,200,000	13,254,412
Springfield Township Gen. Oblig. BAN:
1.25% 7/24/14	7,890,000	7,900,964
1.25% 8/8/14	8,000,000	8,013,211
Summit Gen. Oblig. BAN 5% 12/31/14	9,286,400	9,548,255
Township of Bridgewater BAN 1.25% 9/11/14	4,533,019	4,544,756
Waldwick BAN 1% 1/15/15	5,229,400	5,251,381
Watchung Gen. Oblig. BAN 1.25% 2/27/15	4,800,000	4,833,378
		464,522,236
New York And New Jersey - 6.7%
Port Auth. of New York & New Jersey:
Bonds:
154th Series 5% 9/1/14	1,275,000	1,290,490
172nd Series, 3% 10/1/14 (e)	3,200,000	3,229,591
Series 2014 A:
0.06% 7/2/14, CP (e)	19,550,000	19,550,000
0.07% 6/4/14, CP (e)	18,365,000	18,365,000
0.07% 7/10/14, CP (e)	18,565,000	18,565,000
0.07% 7/22/14, CP (e)	16,105,000	16,105,000
0.08% 6/9/14, CP (e)	21,105,000	21,105,000
0.08% 6/17/14, CP (e)	3,400,000	3,400,000
Series 2014 B:
0.07% 7/9/14, CP	3,701,000	3,701,000
0.09% 6/16/14, CP	8,928,000	8,928,000
0.1% 8/12/14, CP	5,234,000	5,234,000
Series A:
0.07% 8/4/14, CP (e)	8,935,000	8,935,000
0.07% 8/25/14, CP (e)	24,445,000	24,445,000
Series B, 0.1% 10/15/14, CP	6,205,500	6,205,500
0.1% 10/8/14, CP	3,600,000	3,600,000
		162,658,581
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.5% tender 6/9/14, CP mode (e)	500,000	500,000
TOTAL OTHER MUNICIPAL DEBT (Cost $647,925,817)		647,925,817
Investment Company - 7.9%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.08% (c)(d) (Cost $192,222,000)	192,222,000	$ 192,222,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,419,082,817)		2,419,082,817
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,925,703
NET ASSETS - 100%		$ 2,421,008,520
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,460,000 or 0.3% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,055,000 or 2.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA)	3/15/13	$ 3,755,000
Port Auth. of New York & New Jersey Series 1991 1, 0.14% 6/30/14, VRDN	6/18/91	$ 8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.14% 6/30/14, VRDN	12/3/03	$ 9,800,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 1, 0.11% 6/30/14, VRDN	2/14/92	$ 6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.14% 6/30/14, VRDN	9/15/95	$ 9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.14% 6/30/14, VRDN	8/9/02	$ 10,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.11% 6/30/14, VRDN	10/26/12 - 11/8/13	$ 2,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 82,087
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,226,860,817)	$ 2,226,860,817
Fidelity Central Funds (cost $192,222,000)	192,222,000
Total Investments (cost $2,419,082,817)		$ 2,419,082,817
Cash		162,164
Receivable for investments sold		500,000
Receivable for fund shares sold		22,220,034
Interest receivable		3,912,403
Distributions receivable from Fidelity Central Funds		15,442
Prepaid expenses		1,004
Total assets		2,445,893,864

Liabilities
Payable for investments purchased	$ 1,000,000
Payable for fund shares redeemed	23,049,628
Distributions payable	20,653
Accrued management fee	195,486
Other affiliated payables	594,416
Other payables and accrued expenses	25,161
Total liabilities		24,885,344

Net Assets		$ 2,421,008,520
Net Assets consist of:
Paid in capital		$ 2,420,986,586
Undistributed net investment income		288
Accumulated undistributed net realized gain (loss) on investments		21,646
Net Assets, for 2,419,333,323 shares outstanding		$ 2,421,008,520
Net Asset Value, offering price and redemption price per share ($2,421,008,520 ÷ 2,419,333,323 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Interest		$ 1,301,628
Income from Fidelity Central Funds		82,087
Total income		1,383,715

Expenses
Management fee	$ 4,518,958
Transfer agent fees	1,602,810
Accounting fees and expenses	117,187
Custodian fees and expenses	14,687
Independent trustees' compensation	4,873
Registration fees	33,102
Audit	20,365
Legal	4,755
Miscellaneous	6,175
Total expenses before reductions	6,322,912
Expense reductions	(5,064,009)	1,258,903
Net investment income (loss)		124,812
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,244
Net increase in net assets resulting from operations		$ 136,056

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 124,812	$ 241,857
Net realized gain (loss)	11,244	35,639
Net increase in net assets resulting from operations	136,056	277,496
Distributions to shareholders from net investment income	(124,524)	(243,175)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,973,527,517	6,097,340,105
Reinvestment of distributions	119,806	235,209
Cost of shares redeemed	(3,013,986,947)	(5,891,195,690)
Net increase (decrease) in net assets and shares resulting from share transactions	(40,339,624)	206,379,624
Total increase (decrease) in net assets	(40,328,092)	206,413,945

Net Assets
Beginning of period	2,461,336,612	2,254,922,667
End of period (including undistributed net investment income of $288 and $0, respectively)	$ 2,421,008,520	$ 2,461,336,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income fromInvestment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.001
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.001
Distributions from net investment income	- F	- F	- F	- F	- F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	- %	.01%	.01%	.01%	.01%	.11%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% A	.51%	.51%	.51%	.51%	.55%
Expenses net of fee waivers, if any	.10% A	.15%	.22%	.25%	.30%	.51%
Expenses net of all reductions	.10% A	.15%	.22%	.25%	.30%	.51%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,421,009	$ 2,461,337	$ 2,254,923	$ 2,137,301	$ 2,075,946	$ 2,241,592

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity® New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund and (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Income Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Income Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity New Jersey Municipal Income Fund	$ 551,367,221	$ 36,313,469	$ (2,466,728)	$ 33,846,741
Fidelity New Jersey Municipal Money Market Fund	2,419,082,817	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2019	Total capital loss carryfoward
Fidelity New Jersey Municipal Money Market Fund	$ (23,360)	$ (39)	$ (23,399)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $10,480,428 and $38,327,406, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.11%	.36%
Fidelity New Jersey Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$ 551

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $5,060,934.

Through arrangements with Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity New Jersey Municipal Income Fund	$ 837
Fidelity New Jersey Municipal Money Market Fund	3,075

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NJN-USAN-0714
1.786819.111

Fidelity®

Connecticut Municipal
Income Fund

and

Fidelity
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Connecticut Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,052.80	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.49	$ 2.47
Fidelity Connecticut Municipal Money Market Fund	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.6	47.8
Health Care	15.7	12.8
Water & Sewer	12.5	12.8
Special Tax	10.1	10.8
Education	8.1	8.1
Weighted Average Maturity as of May 31, 2014
		6 months ago
Years	5.9	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2014
6 months ago
Years	6.5	7.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of May 31, 2014	As of November 30, 2013
AAA 6.1%	AAA 7.6%
AA,A 88.3%	AA,A 84.4%
BBB 1.7%	BBB 4.8%
Not Rated 1.2%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Connecticut - 95.8%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,446,342
4.5% 8/15/21	1,225,000	1,346,545
4.5% 8/15/22	1,325,000	1,451,657
5% 8/15/19	750,000	840,128
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	835,875
Series 2010 B, 4% 10/15/19	1,110,000	1,232,511
Bridgeport Gen. Oblig.:
Series 2006 B:
5% 12/1/17 (FSA Insured)	1,830,000	2,000,208
5% 12/1/18 (FSA Insured)	1,635,000	1,778,635
Series 2012 A:
5% 2/15/23	3,510,000	3,973,671
5% 2/15/24	2,490,000	2,806,205
5% 2/15/32	5,000,000	5,383,050
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	5,023,350
Connecticut Gen. Oblig.:
Series 2006 D:
5% 11/1/24	17,980,000	19,759,481
5% 11/1/25	10,000,000	10,977,100
Series 2006 F, 5% 12/1/21	12,000,000	13,278,600
Series 2008 A, 5% 4/15/27	5,000,000	5,620,400
Series 2008 B, 5% 4/15/28	4,000,000	4,480,400
Series 2011 D, 5% 11/1/25	10,000,000	11,666,200
Series 2012 B, 5% 4/15/25	7,460,000	8,754,683
Series 2012 D:
5% 9/15/31	3,250,000	3,695,250
5% 9/15/32	4,860,000	5,506,817
Series 2013 A, 5% 3/1/27	11,480,000	13,455,019
5% 10/15/30	4,275,000	4,889,574
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,341,760
Series M, 5% 7/1/34	1,000,000	1,064,300
Series O, 5% 7/1/40	2,000,000	2,121,260
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,266,443
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,135,780
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	$ 1,695,000	$ 1,984,709
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,242,880
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,224,520
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,071,390
5% 7/1/18	1,000,000	1,082,940
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	13,633,378
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,378,780
5% 7/1/30	2,000,000	2,244,200
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,167,800
(Yale Univ. Proj.) Series Z1, 5% 7/1/42	2,235,000	2,388,992
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/18 (AMBAC Insured)	3,020,000	3,287,028
5% 7/1/19 (AMBAC Insured)	2,035,000	2,212,289
5% 7/1/31 (AMBAC Insured)	5,000,000	5,198,600
Series 2011 M, 5.375% 7/1/41	5,485,000	5,945,575
Series 2013 N:
5% 7/1/24	400,000	477,868
5% 7/1/25	300,000	353,616
Series 2014 E:
5% 7/1/28 (a)	3,260,000	3,771,005
5% 7/1/29 (a)	3,840,000	4,409,779
Series A:
5% 7/1/20	4,855,000	5,729,871
5% 7/1/21	800,000	948,312
5% 7/1/41	3,000,000	3,207,960
Series C:
5% 7/1/20	465,000	544,422
5% 7/1/22	425,000	502,928
5% 7/1/24	1,000,000	1,168,220
Series D:
5% 7/1/21	2,975,000	3,396,468
5% 7/1/23	3,335,000	3,766,716
Series E, 5% 7/1/42	2,000,000	2,159,280
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series G, 5% 7/1/39	$ 1,000,000	$ 1,098,060
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,579,502
Series H1, 5% 7/1/41	1,250,000	1,341,450
Series J:
5% 11/1/24	1,390,000	1,610,398
5% 11/1/25	1,465,000	1,685,600
Series N:
5% 7/1/20	1,250,000	1,429,638
5% 7/1/21	610,000	693,899
5% 7/1/21	1,940,000	2,133,690
5% 7/1/22	2,035,000	2,227,450
5% 7/1/23	1,500,000	1,665,690
5% 7/1/27	1,000,000	1,147,450
5% 7/1/28	2,250,000	2,565,180
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,975,000	4,309,616
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A:
5% 1/1/26	1,180,000	1,361,106
5% 1/1/28	1,000,000	1,138,850
Connecticut Muni. Elec. Energy Coop. Transmission Svcs. Rev. Series 2012 A:
5% 1/1/23	1,380,000	1,626,095
5% 1/1/25	875,000	1,015,919
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2007 A:
5% 8/1/26	3,800,000	4,208,690
5% 8/1/27 (AMBAC Insured)	2,000,000	2,212,480
Series 2008 A, 5% 11/1/21	5,000,000	5,727,650
Series 2010 C, 5% 11/1/20	1,085,000	1,291,345
Series 2011 A, 5% 12/1/25	5,000,000	5,871,550
Series 2012 A:
5% 1/1/24	2,855,000	3,419,805
5% 1/1/25	4,000,000	4,753,840
5% 1/1/26	10,000,000	11,783,400
5% 1/1/28	1,000,000	1,163,350
Connecticut State Revolving Fund Gen. Rev. Series 2009 A:
5% 6/1/23	1,750,000	2,065,683
5% 6/1/25	3,710,000	4,353,722
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Danbury Gen. Oblig. Series 2011:
5% 7/15/22	$ 1,000,000	$ 1,195,790
5% 7/15/23	1,300,000	1,542,216
5% 7/15/24	410,000	482,841
5% 7/15/25	350,000	409,427
East Lyme Gen. Oblig. Series 2010:
4% 7/15/21	360,000	398,610
4% 7/15/22	325,000	356,727
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,029,110
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,054,520
Hartford County Metropolitan District (Clean Wtr. Proj.) Series 2013 A, 5% 4/1/32	5,550,000	6,240,531
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/20 (FSA Insured)	1,000,000	1,164,150
5% 4/1/21 (FSA Insured)	2,000,000	2,343,360
5% 4/1/22 (FSA Insured)	1,000,000	1,178,200
5% 4/1/24	2,500,000	2,868,850
Series 2013 A, 5% 4/1/27	1,645,000	1,864,262
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (b)	1,585,000	1,824,684
5% 6/15/22 (b)	1,000,000	1,153,340
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,540,000	1,752,443
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	31,010
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,120,600
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,144,380
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,288,680
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,332,859
5% 11/1/17	1,900,000	2,116,771
5% 11/1/18	2,005,000	2,266,612
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,545,089
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Norwalk Gen. Oblig.:
Series 2010 B:
5% 7/1/23	$ 975,000	$ 1,131,839
5% 7/1/26	625,000	712,169
Series 2011 A:
4% 7/1/22	1,000,000	1,118,720
4% 7/1/23	1,000,000	1,106,270
4% 7/1/24	1,000,000	1,094,660
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/21	600,000	662,538
4% 7/15/22	600,000	654,990
4% 7/15/23	600,000	650,364
Reg'l. School District #15 4% 7/1/22	1,520,000	1,658,487
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,662,825
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,669,834
Eighth Series A, 5% 8/1/33	1,110,000	1,243,111
Series 2013 A, 5% 8/1/43	2,000,000	2,193,360
Series 29:
5% 8/1/25 (FSA Insured)	500,000	595,425
5% 8/1/26 (FSA Insured)	1,250,000	1,475,175
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,206,935
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,383,431
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	20,000,000	21,854,798
Twenty-Seventh Series, 5% 8/1/30	4,355,000	4,947,236
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,159,647
Trumbull Gen. Oblig. Series 2009:
4% 9/15/20	525,000	584,325
4% 9/15/21	500,000	550,655
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,439,830
Univ. of Connecticut Rev. Series 2012 A:
5% 11/15/21	1,000,000	1,205,070
5% 11/15/23	2,700,000	3,242,970
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,272,880
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Vernon Gen. Oblig. Series 2012: - continued
4% 8/1/22	$ 1,000,000	$ 1,095,270
Waterbury Ct Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	3,905,717
Watertown Gen. Oblig. Series 2009 B, 4.5% 7/1/20	1,375,000	1,554,273
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/21	1,000,000	1,185,250
5% 7/1/22	1,210,000	1,421,956
West Haven Gen. Oblig.:
Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,588,252
Series 2012, 5% 8/1/21 (FSA Insured)	2,495,000	2,845,248
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	864,144
Series 2009, 5% 2/1/21	480,000	553,670
Series 2010:
4% 11/1/20	1,050,000	1,190,574
4% 11/1/21	1,000,000	1,124,840
		416,623,678
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,008,510
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
4% 10/1/15 (b)	750,000	775,395
6.375% 10/1/43 (b)	800,000	886,784
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,277,672
		3,948,361
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,499,795
TOTAL MUNICIPAL BONDS (Cost $405,037,906)		423,071,834
Municipal Notes - 0.5%
	Principal Amount	Value
Connecticut - 0.5%
New Britain Gen. Oblig. BAN 2% 10/30/14 (Cost $2,010,238)	$ 2,000,000	$ 2,010,380
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $407,048,144)		425,082,214
NET OTHER ASSETS (LIABILITIES) - 2.2%		9,726,563
NET ASSETS - 100%		$ 434,808,777
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	45.6%
Health Care	15.7%
Water & Sewer	12.5%
Special Tax	10.1%
Education	8.1%
Others* (Individually Less Than 5%)	8.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $407,048,144)		$ 425,082,214
Cash		13,130,063
Receivable for fund shares sold		251,580
Interest receivable		5,387,569
Prepaid expenses		101
Other receivables		1,015
Total assets		443,852,542

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 8,189,239
Payable for fund shares redeemed	252,202
Distributions payable	334,076
Accrued management fee	131,405
Other affiliated payables	111,126
Other payables and accrued expenses	25,717
Total liabilities		9,043,765

Net Assets		$ 434,808,777
Net Assets consist of:
Paid in capital		$ 416,358,207
Undistributed net investment income		65,919
Accumulated undistributed net realized gain (loss) on investments		350,581
Net unrealized appreciation (depreciation) on investments		18,034,070
Net Assets, for 37,211,746 shares outstanding		$ 434,808,777
Net Asset Value, offering price and redemption price per share ($434,808,777 ÷ 37,211,746 shares)		$ 11.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Interest		$ 7,632,924

Expenses
Management fee	$ 784,622
Transfer agent fees	163,109
Accounting fees and expenses	56,197
Custodian fees and expenses	5,275
Independent trustees' compensation	878
Registration fees	21,244
Audit	28,009
Legal	8,254
Miscellaneous	1,883
Total expenses before reductions	1,069,471
Expense reductions	(1,140)	1,068,331
Net investment income (loss)		6,564,593
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		952,662
Change in net unrealized appreciation (depreciation) on investment securities		14,982,860
Net gain (loss)		15,935,522
Net increase (decrease) in net assets resulting from operations		$ 22,500,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,564,593	$ 15,707,553
Net realized gain (loss)	952,662	5,806,463
Change in net unrealized appreciation (depreciation)	14,982,860	(45,240,710)
Net increase (decrease) in net assets resulting from operations	22,500,115	(23,726,694)
Distributions to shareholders from net investment income	(6,564,568)	(15,707,374)
Distributions to shareholders from net realized gain	(4,894,468)	(3,083,712)
Total distributions	(11,459,036)	(18,791,086)
Share transactions Proceeds from sales of shares	26,589,796	78,604,845
Reinvestment of distributions	8,187,278	12,549,204
Cost of shares redeemed	(56,768,169)	(208,135,784)
Net increase (decrease) in net assets resulting from share transactions	(21,991,095)	(116,981,735)
Redemption fees	477	25,592
Total increase (decrease) in net assets	(10,949,539)	(159,473,923)

Net Assets
Beginning of period	445,758,316	605,232,239
End of period (including undistributed net investment income of $65,919 and undistributed net investment income of $65,894, respectively)	$ 434,808,777	$ 445,758,316
Other Information Shares
Sold	2,329,187	6,711,705
Issued in reinvestment of distributions	721,403	1,070,223
Redeemed	(4,981,727)	(17,996,979)
Net increase (decrease)	(1,931,137)	(10,215,051)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 12.26	$ 11.76	$ 11.49	$ 11.46	$ 10.64
Income from Investment Operations
Net investment income (loss) D	.173	.343	.355	.378	.373	.407
Net realized and unrealized gain (loss)	.417	(.808)	.579	.313	.078	.879
Total from investment operations	.590	(.465)	.934	.691	.451	1.286
Distributions from net investment income	(.173)	(.343)	(.354)	(.377)	(.372)	(.408)
Distributions from net realized gain	(.127)	(.063)	(.080)	(.044)	(.049)	(.058)
Total distributions	(.300)	(.406)	(.434)	(.421)	(.421)	(.466)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F	- F
Net asset value, end of period	$ 11.68	$ 11.39	$ 12.26	$ 11.76	$ 11.49	$ 11.46
Total Return B,C	5.28%	(3.82)%	8.08%	6.18%	3.99%	12.31%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49% A	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49% A	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	3.03% A	2.92%	2.95%	3.29%	3.23%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 434,809	$ 445,758	$ 605,232	$ 546,455	$ 601,507	$ 587,643
Portfolio turnover rate	10% A	14%	14%	14%	12%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/14	% of fund's investments 11/30/13	% of fund's investments 5/31/13
1 - 7	65.6	72.1	74.6
8 - 30	2.4	3.5	2.3
31 - 60	6.9	8.5	1.9
61 - 90	6.5	2.2	1.7
91 - 180	6.3	5.4	7.9
> 180	12.3	8.3	11.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/14	11/30/13	5/31/13
Fidelity Connecticut Municipal Money Market Fund	52 Days	40 Days	45 Days
Connecticut Tax-Free Money Market Funds Average*	50 Days	41 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/14	11/30/13	5/31/13
Fidelity Connecticut Municipal Money Market Fund	53 Days	44 Days	51 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of May 31, 2014	As of November 30, 2013
Variable Rate Demand Notes (VRDNs) 50.2%	Variable Rate Demand Notes (VRDNs) 55.5%
Other Municipal Debt 36.0%	Other Municipal Debt 32.8%
Investment Companies 15.2%	Investment Companies 11.3%
Net Other Assets (Liabilities)** (1.4)%	Net Other Assets (Liabilities) 0.4%

** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields
	5/31/14	2/28/14	11/30/13	8/31/13	5/31/13

Fidelity Connecticut Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2014, the most recent period shown in the table, would have been -0.38%.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 50.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.33% 6/6/14, VRDN (a)(d)	$ 1,100,000	$ 1,100,000
California - 2.0%
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.09% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	37,400,000	37,400,000
Connecticut - 47.3%
Austin Trust Various States Participating VRDN Series BA 08 1086, 0.11% 6/6/14 (Liquidity Facility Bank of America NA) (a)(e)	2,000,000	2,000,000
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.06% 6/6/14, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.38% 6/6/14, LOC RBS Citizens NA, VRDN (a)(d)	5,000,000	5,000,000
Series 2004 B, 0.33% 6/6/14, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig. Participating VRDN:
Series MT 842, 0.06% 6/6/14 (Liquidity Facility Bank of America NA) (a)(e)	6,615,000	6,615,000
Series Putters 3996, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,000,000	10,000,000
Series Putters 4382, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,630,000	6,630,000
Series WF 11 89C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	23,100,000	23,100,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Choate Rosemary Hall Proj.) Series D, 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	2,050,000	2,050,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.06% 6/6/14, LOC TD Banknorth, NA, VRDN (a)	13,980,000	13,980,000
(Gaylord Hosp. Proj.) Series B, 0.11% 6/6/14, LOC Bank of America NA, VRDN (a)	15,970,000	15,970,000
(Greenwich Hosp. Proj.) Series C, 0.07% 6/6/14, LOC Bank of America NA, VRDN (a)	33,235,000	33,235,000
(Griffin Hosp. Proj.) Series C, 0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	21,400,000	21,400,000
(Hamden Hall Country Day School Proj.) Series A, 0.18% 6/6/14, LOC RBS Citizens NA, VRDN (a)	17,035,000	17,035,000
(Hosp. for Spl. Care Proj.) Series E, 0.06% 6/6/14, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,850,000	5,850,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Masonicare Corp. Proj.) Series C, 0.08% 6/6/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 71,965,000	$ 71,965,000
(Ridgefield Academy Proj.) Series A, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (a)	10,200,000	10,200,000
(Sacred Heart Univ. Proj.) Series F, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	18,605,000	18,605,000
(Trinity College Proj.) Series L, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	10,145,000	10,145,000
(Wesleyan Univ. Proj.) Series H, 0.04% 6/6/14, VRDN (a)	5,705,000	5,705,000
(Yale Univ. Proj.):
Series T2, 0.04% 6/6/14, VRDN (a)	2,500,000	2,500,000
Series U1, 0.04% 6/6/14, VRDN (a)	45,525,000	45,525,000
Series U2, 0.03% 6/6/14, VRDN (a)	13,560,000	13,560,000
Series X2, 0.03% 6/6/14, VRDN (a)	17,615,000	17,615,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	33,480,000	33,480,000
Series K2, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	8,550,000	8,550,000
Series L1, 0.07% 6/6/14, LOC Bank of America NA, VRDN (a)	46,850,000	46,850,000
Series L2, 0.07% 6/6/14, LOC Bank of America NA, VRDN (a)	53,330,000	53,330,000
Participating VRDN:
Series BA 08 1080, 0.08% 6/6/14 (Liquidity Facility Bank of America NA) (a)(e)	13,114,000	13,114,000
Series BBT 08 32, 0.06% 6/6/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	14,260,000	14,260,000
Series EGL 7 05 3031, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	51,400,000	51,400,000
Series MS 06 1884, 0.06% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,715,000	2,715,000
Series Putters 2862, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,740,000	7,740,000
Series Putters 3363, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,630,000	5,630,000
Series ROC II R 11854, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	12,910,000	12,910,000
Series Solar 07 27, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	25,410,000	25,410,000
Series 2007 B, 0.07% 6/6/14, LOC TD Banknorth, NA, VRDN (a)	12,160,000	12,160,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series 2007 D, 0.11% 6/6/14, LOC Bank of America NA, VRDN (a)	$ 10,470,000	$ 10,470,000
Series 2011 B, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	69,575,000	69,575,000
Series 2013 H, 0.06% 6/6/14, LOC TD Banknorth, NA, VRDN (a)	6,000,000	6,000,000
Series 2013 O, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	50,000,000	50,000,000
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.):
Series 2008, 0.05% 6/6/14, LOC HSBC Bank U.S.A., NA, VRDN (a)	10,375,000	10,375,000
Series 2010, 0.06% 6/6/14, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,900,000	3,900,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (a)	14,300,000	14,300,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN:
Series MS 3347, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	2,500,000	2,500,000
Series ROC II R 14073, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	8,000,000	8,000,000
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.05% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	31,295,000	31,295,000
		868,244,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.27% 6/6/14, VRDN (a)	500,000	500,000
Series 2010 B1, 0.3% 6/6/14, VRDN (a)	2,800,000	2,800,000
		3,300,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.33% 6/6/14, VRDN (a)(d)	1,100,000	1,100,000
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.21% 6/6/14, VRDN (a)	300,000	300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.1%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.23% 6/6/14, LOC RBS Citizens NA, VRDN (a)	$ 2,700,000	$ 2,700,000
Texas - 0.4%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.23% 6/2/14, VRDN (a)	3,200,000	3,200,000
Series 2004, 0.25% 6/6/14, VRDN (a)(d)	700,000	700,000
Series 2009 A, 0.23% 6/2/14, VRDN (a)	1,400,000	1,400,000
Series 2010 C, 0.23% 6/2/14, VRDN (a)	1,320,000	1,320,000
		6,620,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $920,764,000)		920,764,000
Other Municipal Debt - 36.0%

Connecticut - 35.8%
Bethel Gen. Oblig. BAN Series 2014 B, 1% 11/20/14	4,765,000	4,784,688
Bloomfield Gen. Oblig. BAN 1.25% 10/31/14	5,000,000	5,021,860
Branford Gen. Oblig. BAN 1% 8/14/14	2,535,000	2,539,102
Bridgeport Gen. Oblig. TAN Series 2014 A, 1% 8/15/14	16,000,000	16,029,455
Brookfield Gen. Oblig. BAN Series 2013, 1.25% 11/20/14	4,630,000	4,653,081
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 1999, 0.28% tender 7/1/14, CP mode	9,150,000	9,150,000
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	20,255,000	20,829,222
Series 2001 C, 5.5% 12/15/14	10,150,000	10,442,077
Series 2004 B, 5% 6/1/14	10,815,000	10,815,000
Series 2004 D, 5% 12/1/14	1,365,000	1,398,115
Series 2005 C:
5% 6/1/14	2,000,000	2,000,000
5% 6/1/15	500,000	523,760
Series 2005 D, 5% 11/15/14	5,000,000	5,111,283
Series 2006 D, 5% 11/1/14	915,000	933,264
Series 2007 B, 5% 5/1/15	6,160,000	6,433,564
Series 2007 C:
0.29% 9/15/14 (a)	1,250,000	1,250,683
5% 6/1/14	2,500,000	2,500,000
Series 2010 C, 5% 12/1/14	8,750,000	8,962,663
Series 2012 F, 4% 9/15/14	7,705,000	7,789,936
Series 2013 C, 2% 7/15/14	10,000,000	10,021,949
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig. Bonds: - continued
Series 2013 D, 0.15% 8/15/14 (a)	$ 2,500,000	$ 2,500,000
Series 2013 E, 1% 8/15/14	5,000,000	5,008,301
Series 2014 C, 2% 6/15/15	17,900,000	18,244,575
5% 3/15/15	1,000,000	1,038,163
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Yale Univ. Proj.):
Series 2010 A4, 2.5%, tender 2/12/15 (a)	400,000	406,399
Series S1, 0.09% tender 6/10/14, CP mode	15,000,000	15,000,000
Series S2:
0.07% tender 8/1/14, CP mode	13,640,000	13,640,000
0.08% tender 7/2/14, CP mode	38,000,000	38,000,000
Series 2010 A4, 5%, tender 2/12/15 (a)	7,785,000	8,049,016
Series 2013 N, 5% 11/1/14	2,350,000	2,396,790
Series Floaters 13 TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	29,200,000	29,200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2009 A, 5% 12/1/14	3,750,000	3,840,322
Series 2010 C, 3% 11/1/14	6,330,000	6,405,336
Series 2011 A, 5% 12/1/14	135,000	138,154
Series 2011 B, 5% 12/1/14	8,935,000	9,152,546
Series 2012 A, 5% 1/1/15	1,000,000	1,028,321
Series 2013 A, 2% 10/1/14	18,570,000	18,682,916
5% 1/1/15	1,000,000	1,028,314
Connecticut State Revolving Fund Gen. Rev. Bonds 4% 6/1/14	1,425,000	1,425,000
Danbury Gen. Oblig. BAN 1.5% 7/25/14	10,000,000	10,019,529
East Lyme Gen. Oblig. BAN 1% 7/24/14	5,120,000	5,125,934
Easton Gen. Oblig. BAN 1.25% 7/2/14	7,372,000	7,378,492
Fairfield Gen. Oblig.:
BAN 1.25% 7/18/14	15,000,000	15,020,859
Bonds 3.375% 7/15/14	1,090,000	1,094,164
Greenwich Gen. Oblig. BAN 1% 1/22/15	65,000,000	65,363,411
Guilford Gen. Oblig. BAN:
0.5% 8/12/14	15,000,000	15,011,700
1% 8/12/14	10,000,000	10,016,563
Hartford County Metropolitan District Gen. Oblig. BAN:
0.5% 8/7/14	52,762,000	52,805,148
1% 3/23/15	20,000,000	20,145,231
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN 1.25% 1/7/15	7,825,000	7,875,368
Milford Gen. Oblig. BAN 0.5% 11/10/14	17,495,000	17,525,678
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
New Milford Gen. Oblig.:
BAN 1.25% 7/24/14	$ 11,935,000	$ 11,953,334
Bonds:
Series 2004, 5% 1/15/15	1,025,000	1,055,674
Series 2008, 4% 7/15/14	1,005,000	1,009,643
Redding Gen. Oblig. BAN 1% 9/18/14	5,638,000	5,652,092
Rocky Hill Gen. Oblig. BAN 0.5% 10/15/14	8,100,000	8,111,088
Seymour Gen. Oblig. BAN 2% 7/31/14	2,785,000	2,793,057
Southington Gen. Oblig. BAN 1% 1/27/15	20,000,000	20,111,560
Stamford Gen. Oblig. Bonds:
Series 2009 B, 5% 7/1/14	2,615,000	2,625,304
Series 2011 B, 5% 12/15/14	2,000,000	2,052,420
Series 2013 C, 3% 7/1/14	5,000,000	5,011,740
Thomaston Gen. Oblig. BAN 0.5% 11/6/14	7,200,000	7,211,376
Trumbull Gen. Oblig. BAN 1.25% 9/5/14	9,521,000	9,547,215
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2009 A, 4% 2/15/15	1,150,000	1,181,161
Series 2010 A, 5% 2/15/15	1,200,000	1,241,149
Series 2013 A, 2% 8/15/14	2,880,000	2,890,696
Series 2014 A, 2% 2/15/15	5,450,000	5,522,135
Univ. of Connecticut Rev. Bonds Series 2012 A, 2% 11/15/14	2,175,000	2,193,710
Watertown Gen. Oblig. BAN 1% 3/26/15	9,700,000	9,768,771
Windsor Locks Gen. Oblig. BAN:
1.25% 7/1/14	3,000,000	3,002,590
1.5% 6/25/15	2,580,000	2,612,895
Wolcott Gen. Oblig. BAN 1.25% 10/23/14	12,325,000	12,372,491
Woodbridge Gen. Oblig. BAN 1.25% 7/24/14	5,655,000	5,663,454
		657,339,487
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.25% tender 7/1/14, CP mode (d)	2,800,000	2,800,000
TOTAL OTHER MUNICIPAL DEBT (Cost $660,139,487)		660,139,487
Investment Company - 15.2%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.08% (b)(c) (Cost $277,746,000)	277,746,000	$ 277,746,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,858,649,487)		1,858,649,487
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(24,869,006)
NET ASSETS - 100%		$ 1,833,780,481
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,200,000 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series Floaters 13 TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	4/2/08 - 9/5/12	$ 29,200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 79,506
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,580,903,487)	$ 1,580,903,487
Fidelity Central Funds (cost $277,746,000)	277,746,000
Total Investments (cost $1,858,649,487)		$ 1,858,649,487
Cash		231,940
Receivable for fund shares sold		13,889,992
Interest receivable		4,010,245
Distributions receivable from Fidelity Central Funds		18,743
Prepaid expenses		645
Total assets		1,876,801,052

Liabilities
Payable for investments purchased	$ 28,838,695
Payable for fund shares redeemed	13,633,950
Distributions payable	15,528
Accrued management fee	131,941
Other affiliated payables	377,798
Other payables and accrued expenses	22,659
Total liabilities		43,020,571

Net Assets		$ 1,833,780,481
Net Assets consist of:
Paid in capital		$ 1,833,756,097
Distributions in excess of net investment income		(12,091)
Accumulated undistributed net realized gain (loss) on investments		36,475
Net Assets, for 1,832,979,511 shares outstanding		$ 1,833,780,481
Net Asset Value, offering price and redemption price per share ($1,833,780,481 ÷ 1,832,979,511 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Interest		$ 855,695
Income from Fidelity Central Funds		79,506
Total income		935,201

Expenses
Management fee	$ 3,402,521
Transfer agent fees	990,937
Accounting fees and expenses	93,055
Custodian fees and expenses	10,615
Independent trustees' compensation	3,686
Registration fees	27,889
Audit	20,329
Legal	10,687
Miscellaneous	8,733
Total expenses before reductions	4,568,452
Expense reductions	(3,727,068)	841,384
Net investment income (loss)		93,817
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24,845
Net increase in net assets resulting from operations		$ 118,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,817	$ 188,228
Net realized gain (loss)	24,845	11,659
Net increase in net assets resulting from operations	118,662	199,887
Distributions to shareholders from net investment income	(93,844)	(188,463)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,823,171,191	4,062,889,017
Reinvestment of distributions	89,534	182,094
Cost of shares redeemed	(1,872,562,821)	(4,037,830,534)
Net increase (decrease) in net assets and shares resulting from share transactions	(49,302,096)	25,240,577
Total increase (decrease) in net assets	(49,277,278)	25,252,001

Net Assets
Beginning of period	1,883,057,759	1,857,805,758
End of period (including distributions in excess of net investment income of $12,091 and distributions in excess of net investment income of $12,064, respectively)	$ 1,833,780,481	$ 1,883,057,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-F	-F	-F	-F	-F	.001
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	-F	-F	-F	-F	-F	.001
Distributions from net investment income	-F	-F	-F	-F	-F	(.001)
Distributions from net realized gain	-	-	-	- F	-	-
Total distributions	-F	-F	-F	-F	-F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	-%	.01%	.01%	.01%	.01%	.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49% A	.49%	.49%	.49%	.49%	.53%
Expenses net of fee waivers, if any	.09% A	.13%	.18%	.22%	.28%	.49%
Expenses net of all reductions	.09% A	.12%	.18%	.22%	.28%	.48%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,833,780	$ 1,883,058	$ 1,857,806	$ 1,783,100	$ 1,655,588	$ 1,807,770

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity® Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity® Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed short-term capital gain which is included in Miscellaneous expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Connecticut Municipal Income Fund	$ 407,048,144	$ 19,344,187	$ (1,310,117)	$ 18,034,070
Fidelity Connecticut Municipal Money Market Fund	1,858,649,487	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $20,840,798 and $48,146,990, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.11%	.36%
Fidelity Connecticut Municipal Money Market Fund	.25%	.11%	.36%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.11%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$ 408

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

7. Expense Reductions - continued

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$ 57,324

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $3,667,043.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Connecticut Municipal Income Fund	$ 1,140
Fidelity Connecticut Municipal Money Market Fund	2,701

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CTF-USAN-0714
1.786817.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 24, 2014